Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Cost of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
By revenue type
Cost of revenue	$ 4,902,372	$ 6,350,949	$ 6,397,555
Revenue from services [Member]
By revenue type
Cost of revenue	3,684,455	4,384,732	4,734,964
Revenue from products [Member]
By revenue type
Cost of revenue	$ 1,217,917	$ 1,966,217	$ 1,662,591